Business Combination - Reconciliation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Combination
Cash - DCRC trust and cash, net of redemptions	$ 347,914
Cash - PIPE Financing	195,000
Cash - Sponsor Funds	264
Non-cash net assets acquired from DCRC	(100,697)
Less: transaction costs and advisory fees for Legacy Solid Power allocated to equity	(5,991)
Less: transaction costs and advisory fees for DCRC	(41,897)
Net Business Combination	394,593
Add: non-cash net assets acquired from DCRC	100,697
Add: accrued transaction costs and advisory fees	80
Net cash contributions from Business Combination	$ 495,370